Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Mar. 31, 2014
Current Assets:
Cash and cash equivalents	$ 1,405,186	$ 369,581
Accounts receivable, net of allowance for doubtful accounts of $12,200 and $24,600, respectively	589,699	515,825
Inventories	69,680	29,703
Other current assets	97,337	196,505
Total current assets	2,161,902	1,111,614
Property and equipment, net	307,926	408,892
Intangible assets, net	136,821	180,086
Deposits and other assets	0	9,358
Total assets	2,606,649	1,709,950
Current Liabilities:
Accounts payable and other accrued expenses	758,696	579,678
Accrued compensation and related expenses	725,712	454,288
Notes payable and accrued interest, net of discount of $221,400 at March 31, 2015	535,507	0
Convertible debentures payable and accrued interest, net of discount of $184,800 at March 31, 2014	0	1,622,359
Related-party notes payable and accrued interest, net of discount of $259,600 at March 31, 2015	976,581	1,358,120
Total current liabilities	2,996,496	4,014,445
Related-party notes payable, net of current portion	26,452	0
Total liabilities	3,022,948	4,014,445
Commitments and contingencies
Stockholders' (Deficit) Equity:
Preferred stock value
Common stock, $0.001 par value; 20,833,333 shares authorized; 5,025,577 and 4,998,330 issued and outstanding at March 31, 2015 and 2014, respectively	5,026	4,999
Additional paid-in capital	97,346,137	83,567,380
Accumulated deficit	(97,768,079)	(85,876,874)
Total stockholders' deficit	(416,299)	(2,304,495)
Total liabilities and stockholders' deficit	2,606,649	1,709,950
Class A convertible preferred stock [Member]
Stockholders' (Deficit) Equity:
Preferred stock value	455	0
Class B Convertible Preferred Stock [Member]
Stockholders' (Deficit) Equity:
Preferred stock value	$ 162	$ 0